INTEREST-BEARING LIABILITIES - Narrative (Details) € in Millions, $ in Millions		6 Months Ended
	Feb. 16, 2024 USD ($)	Jun. 30, 2024 USD ($)	Feb. 16, 2024 EUR (€)
7-year USD 500 million term loan facility
INTEREST-BEARING LIABILITIES
Duration of the loans	7 years
Loan amount	$ 500
7-year EUR 700 million term loan facility
INTEREST-BEARING LIABILITIES
Duration of the loans	7 years
Loan amount | €			€ 700
USD 710 million 5-year revolving credit facility
INTEREST-BEARING LIABILITIES
Duration of the loans	5 years
Loan amount	$ 710
USD 800 million of 6.750% new senior secured notes
INTEREST-BEARING LIABILITIES
Loan amount	$ 800
Interest rate	6.75%		6.75%
Old term loan facility
INTEREST-BEARING LIABILITIES
Carrying amount of loan repaid senior facilities agreement	$ 1,860	$ 1,860
Bilateral Facility Standard Chartered
INTEREST-BEARING LIABILITIES
Carrying amount of loan repaid senior facilities agreement	90	90
Old revolving credit facility
INTEREST-BEARING LIABILITIES
Carrying amount of loan repaid senior facilities agreement	$ 291	$ 291